INTANGIBLE ASSETS, NET- Impairment and Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		¥ 5,030
Amortization expenses	¥ 5,599	6,042	¥ 4,651
Amortization expenses included in cost of sales	3,696	¥ 3,063	1,393
Trade name [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			¥ 0
Other
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	¥ 1,386